Income Taxes - Significant components of deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Insurance claims and reserves	$ 599	$ 647
Other, net	8	5
Total deferred tax assets	607	652
Deferred tax liabilities:
Investment securities	(634)	(447)
Deferred policy acquisition costs	(15)	(93)
Insurance claims and reserves transition liability	(57)	(68)
Total deferred tax liabilities	(706)	(608)
Net deferred tax asset (liability)		44
Net deferred tax asset (liability)	(99)
Excluding unrealized gains
Deferred tax assets:
Insurance claims and reserves	531	601
Other, net	10	7
Total deferred tax assets	541	608
Deferred tax liabilities:
Investment securities	(97)	(78)
Deferred policy acquisition costs	(212)	(236)
Insurance claims and reserves transition liability	(57)	(68)
Total deferred tax liabilities	(366)	(382)
Net deferred tax asset (liability)	175	226
Impact of Unrealized Gains
Deferred tax assets:
Insurance claims and reserves	68	46
Other, net	(2)	(2)
Total deferred tax assets	66	44
Deferred tax liabilities:
Investment securities	(537)	(369)
Deferred policy acquisition costs, impact of unrealized gains	197	143
Insurance claims and reserves transition liability	0	0
Total deferred tax liabilities	(340)	(226)
Net deferred tax asset (liability)	$ (274)	$ (182)